Debentures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
DebenturesAmount	R$ 16,646,924	R$ 12,627,365	R$ 9,619,106
DebenturesFunding	5,000,000	3,920,000
Charges and monetary variations	(66,366)	(60,623)
DebenturesChargesAndMonetaryVariations	2,142,626	1,339,067
DebenturesAmortizationPrincipal	(3,317,499)	(1,135,225)
DebenturesPaymentCharges	(1,549,452)	(1,114,064)
DebenturesReclassification		R$ 59,104
Debentures Effect of business combination	1,794,272
Debenture Fair value adjustment	R$ 15,978